T. ROWE PRICE U.S. High Yield Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.3% (1)
Basic Industry 0.8%
Tutor Perini, FRN, 1M TSFR + 4.75%, 10.253%, 8/18/27  3,931 3,700
3,700
Consumer Goods 1.8%
Journey Personal Care, FRN, 3M USD LIBOR + 4.25%, 9.981%,
3/1/28  4,912 4,526
Naked Juice, FRN, 3M TSFR + 6.00%, 11.342%, 1/24/30  4,451 3,571
8,097
Energy 0.3%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 10.181%,
3/11/26  1,489 1,484
1,484
Financial Services 0.3%
Osaic Holdings, FRN, 1M TSFR + 4.50%, 8/17/28 (2) 1,135 1,133
1,133
Health Care 1.0%
Bausch Health, FRN, 1M TSFR + 5.25%, 10.664%, 2/1/27  5,638 4,595
4,595
Leisure 0.3%
Life Time, FRN, 1M TSFR + 4.75%, 10.611%, 1/15/26  1,095 1,099
1,099
Services 1.4%
KNS Midco, FRN, 1M TSFR + 6.25%, 11.696%, 4/21/27  5,132 4,337
Staples, FRN, 3M USD LIBOR + 5.00%, 10.634%, 4/16/26  2,461 2,106
6,443
Transportation 1.0%
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.764%,
6/21/27  4,390 4,573
4,573
Utility 0.4%
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.876%, 5/17/30  1,559 1,561
1,561
Total Bank Loans (Cost $35,935) 32,685
CORPORATE BONDS 84.9%
Automotive 2.9%
Adient Global Holdings, 4.875%, 8/15/26 (3) 4,727 4,514
Ford Motor Credit, 4.00%, 11/13/30  2,285 1,928
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,215
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (3) 5,115 4,405
13,062

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry 5.8%
Camelot Return Merger Sub, 8.75%, 8/1/28 (3) 4,025 4,015
Element Solutions, 3.875%, 9/1/28 (3) 4,755 4,167
ERO Copper, 6.50%, 2/15/30 (3) 4,725 4,115
First Quantum Minerals, 6.875%, 10/15/27 (3) 3,594 3,504
Novelis, 3.875%, 8/15/31 (3) 4,910 4,051
Polar U.S. Borrower, 6.75%, 5/15/26 (3) 3,340 1,849
SCIH Salt Holdings, 6.625%, 5/1/29 (3) 5,045 4,446
26,147
Capital Goods 6.6%
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27 (3)(4) 7,238 5,782
Ball, 6.00%, 6/15/29  5,192 5,107
Bombardier, 7.875%, 4/15/27 (3) 4,460 4,449
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 6,701 5,763
GrafTech Finance, 4.625%, 12/15/28 (3) 2,220 1,743
GrafTech Global Enterprises, 9.875%, 12/15/28 (3) 2,177 2,120
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 4,670 4,419
29,383
Consumer Goods 6.2%
Coty, 4.75%, 1/15/29 (3) 4,375 4,008
Coty, 6.625%, 7/15/30 (3) 1,668 1,664
HLF Financing, 4.875%, 6/1/29 (3) 4,944 3,696
MajorDrive Holdings IV, 6.375%, 6/1/29 (3) 5,985 4,908
Sigma Holdco, 7.875%, 5/15/26 (3) 8,013 6,831
Tempur Sealy International, 3.875%, 10/15/31 (3) 2,503 2,009
Triton Water Holdings, 6.25%, 4/1/29 (3) 5,465 4,645
27,761
Energy 13.5%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (3) 2,595 2,362
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 2,515 2,518
Civitas Resources, 8.75%, 7/1/31 (3) 4,165 4,306
Comstock Resources, 6.75%, 3/1/29 (3) 4,760 4,439
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (3) 4,307 4,070
EQM Midstream Partners, 4.50%, 1/15/29 (3) 2,865 2,593
EQM Midstream Partners, 4.75%, 1/15/31 (3) 2,220 1,956
Gulfport Energy, 8.00%, 5/17/26 (3) 4,210 4,263
Harvest Midstream I, 7.50%, 9/1/28 (3) 2,935 2,935
Hess Midstream Operations, 4.25%, 2/15/30 (3) 4,525 3,959
Hess Midstream Operations, 5.50%, 10/15/30 (3) 1,140 1,063
Howard Midstream Energy Partners, 6.75%, 1/15/27 (3) 4,330 4,179
NGL Energy Operating, 7.50%, 2/1/26 (3) 4,945 4,914
Permian Resources Operating, 5.875%, 7/1/29 (3) 3,445 3,307
Sunoco, 4.50%, 5/15/29  2,700 2,433
Sunoco, 4.50%, 4/30/30  2,775 2,466
Tallgrass Energy Partners, 6.00%, 12/31/30 (3) 4,807 4,290

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Weatherford International, 8.625%, 4/30/30 (3) 4,043 4,144
60,197
Financial Services 5.1%
FirstCash, 5.625%, 1/1/30 (3) 4,810 4,359
LPL Holdings, 4.00%, 3/15/29 (3) 320 285
LPL Holdings, 4.375%, 5/15/31 (3) 2,263 1,994
Osaic Holdings, 10.75%, 8/1/27 (3) 4,450 4,495
PennyMac Financial Services, 4.25%, 2/15/29 (3) 4,615 3,813
PRA Group, 5.00%, 10/1/29 (3) 4,607 3,467
Rocket Mortgage, 4.00%, 10/15/33 (3) 5,370 4,243
22,656
Health Care 3.6%
CHS, 5.25%, 5/15/30 (3) 2,275 1,786
CHS, 6.875%, 4/15/29 (3) 2,840 1,718
Consensus Cloud Solutions, 6.50%, 10/15/28 (3) 4,875 4,394
Embecta, 5.00%, 2/15/30 (3) 5,030 4,137
Pediatrix Medical Group, 5.375%, 2/15/30 (3) 4,305 3,917
15,952
Insurance 3.1%
AssuredPartners, 5.625%, 1/15/29 (3) 5,960 5,178
BroadStreet Partners, 5.875%, 4/15/29 (3) 6,005 5,269
HUB International, 5.625%, 12/1/29 (3) 2,550 2,244
HUB International, 7.25%, 6/15/30 (3) 1,075 1,094
13,785
Leisure 8.0%
Caesars Entertainment, 7.00%, 2/15/30 (3) 4,310 4,321
Carnival, 5.75%, 3/1/27 (3) 5,375 5,046
Carnival, 6.00%, 5/1/29 (3) 6,115 5,519
Carnival Holdings Bermuda, 10.375%, 5/1/28 (3) 1,220 1,327
Hilton Domestic Operating, 3.625%, 2/15/32 (3) 4,325 3,584
Life Time, 5.75%, 1/15/26 (3) 3,249 3,160
Sabre GLBL, 11.25%, 12/15/27 (3) 6,650 6,317
Six Flags Entertainment, 7.25%, 5/15/31 (3) 545 522
Studio City, 7.00%, 2/15/27 (3) 1,150 1,089
Studio City Finance, 5.00%, 1/15/29 (3) 6,340 4,804
35,689
Media 5.2%
CCO Holdings, 4.50%, 5/1/32  5,950 4,812
Deluxe, 8.00%, 6/1/29 (3) 5,710 4,818
DISH DBS, 7.375%, 7/1/28  4,920 3,075
DISH Network, 11.75%, 11/15/27 (3) 4,086 4,147
Radiate Holdco, 6.50%, 9/15/28 (3) 4,310 2,338
TEGNA, 4.625%, 3/15/28  1,223 1,095
TEGNA, 5.00%, 9/15/29  3,375 2,970
23,255

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate 2.8%
Brookfield Property REIT, 4.50%, 4/1/27 (3) 4,770 3,983
Outfront Media Capital, 4.25%, 1/15/29 (3) 5,040 4,158
VICI Properties, 4.125%, 8/15/30 (3) 4,775 4,178
12,319
Retail 6.7%
Bath & Body Works, 5.25%, 2/1/28  3,240 3,102
Bath & Body Works, 6.625%, 10/1/30 (3) 1,146 1,115
eG Global Finance, 6.75%, 2/7/25 (3) 7,037 6,896
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 7,507 6,850
Michaels, 7.875%, 5/1/29 (3) 6,195 4,275
Victoria's Secret, 4.625%, 7/15/29 (3) 5,143 3,703
Yum! Brands, 3.625%, 3/15/31  4,855 4,102
30,043
Services 3.6%
PECF USS Intermediate Holding III, 8.00%, 11/15/29 (3) 5,955 3,915
Ritchie Bros Holdings, 6.75%, 3/15/28 (3) 1,795 1,811
Ritchie Bros Holdings, 7.75%, 3/15/31 (3) 1,820 1,877
Staples, 7.50%, 4/15/26 (3) 2,670 2,203
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%, 3/15/26 (3)
(4) 6,225 6,147
15,953
Technology & Electronics 3.1%
Central Parent, 8.00%, 6/15/29 (3) 1,789 1,805
CommScope, 8.25%, 3/1/27 (3) 5,271 3,486
ION Trading Technologies, 5.75%, 5/15/28 (3) 4,685 4,099
Veritas U.S., 7.50%, 9/1/25 (3) 5,355 4,364
13,754
Telecommunications 3.5%
Consolidated Communications, 6.50%, 10/1/28 (3) 5,680 4,359
LCPR Senior Secured Financing, 6.75%, 10/15/27 (3) 1,823 1,716
Level 3 Financing, 3.625%, 1/15/29 (3) 5,800 3,451
Telesat Canada, 6.50%, 10/15/27 (3) 4,080 2,040
Viasat, 6.50%, 7/15/28 (3) 5,050 3,945
15,511
Transportation 2.2%
American Airlines, 5.75%, 4/20/29 (3) 5,640 5,379
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  907 857
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 4,635 3,766
10,002
Utility 3.0%
Clearway Energy Operating, 3.75%, 2/15/31 (3) 5,035 4,116
NRG Energy, VR, 10.25% (3)(5)(6) 4,730 4,642

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, 8.625%, 6/1/30 (3) 4,345 4,524
13,282
Total Corporate Bonds (Cost $416,325) 378,751
PREFERRED STOCKS 1.3%
Energy 0.7%
Crestwood Equity Partners, 9.25% (6) 301 2,933
2,933
Financial Services 0.6%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,728
2,728
Total Preferred Stocks (Cost $4,842) 5,661
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 22,649 22,649
Total Short-Term Investments (Cost $22,649) 22,649
Total Investments in Securities 98.6%
(Cost $479,751) $ 439,746
Other Assets Less Liabilities 1.4% 6,381
Net Assets 100.0% $ 446,127

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$344,589 and represents 77.2% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 242+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 10,724  ¤  ¤ $ 22,649^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $242 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,649.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE U.S. High Yield Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 411,436 $ — $ 411,436
Preferred Stocks 2,933 2,728 — 5,661
Short-Term Investments 22,649 — — 22,649
Total $ 25,582 $ 414,164 $ — $ 439,746
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1106-054Q1 08/23